INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 1,362,944	$ 2,084,050
Work-in-process	5,411,360	4,666,821
Finished goods	2,807,480	3,749,385
Total	9,581,784	10,500,256
Inventory write-down	$ 175,568	$ 29,905,734	$ 14,821,620